QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 24, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2015 and 2014 (in thousands, except per share amounts):

	Fiscal Year 2015 Quarters Ended
	Sept. 24	Dec. 24	March 25	June 24
Revenues	$711,018	$742,898	$784,215	$764,147
Income before provision for income taxes	$47,814	$58,744	$96,316	$81,403
Net income	$32,738	$41,306	$65,427	$57,223
Basic net income per share	$0.51	$0.65	$1.04	$0.94
Diluted net income per share	$0.49	$0.64	$1.02	$0.92
Basic weighted average shares outstanding	64,668	63,590	62,891	61,132
Diluted weighted average shares outstanding	66,263	64,963	64,091	62,294

	Fiscal Year 2014 Quarters Ended
	Sept. 25	Dec. 25	March 26	June 25
Revenues	$684,660	$705,662	$759,293	$759,880
Income before provision for income taxes	$42,582	$57,713	$80,815	$35,178
Net income	$29,212	$39,744	$56,263	$28,820
Basic net income per share	$0.44	$0.59	$0.85	$0.44
Diluted net income per share	$0.42	$0.58	$0.82	$0.43
Basic weighted average shares outstanding	66,693	66,811	66,479	65,009
Diluted weighted average shares outstanding	68,802	68,628	68,342	66,824